UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

December 27, 2019 to January 27, 2020

Commission File Number of issuing entity: 333-185882-02

Central Index Key Number of issuing entity: 0001574593

Sequoia Mortgage Trust 2013-6

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185882-01

Central Index Key Number of depositor: 0001176320

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001530239

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

Matthew J. Tomiak

(415) 389-7373

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3903384

38-3903385

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note

On April 6, 2020, a revision was made to the monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-6, relating to the January 27, 2020 distribution (the “Report”). The Delinquency Information schedule on page 9 of the Report was revised to reflect that a loan with a delinquent balance of $452,118.21, is now reported as in bankruptcy and the Historical Delinquency Information schedule on page 10 of the Report was revised to reflect a loan with a delinquent balance of $452,118, as of January, 2020, both of which were omitted from the original Report, are now reported as of the Determination Date of January 16, 2020.

The revised distribution report is attached as Exhibit 99.1 to this Form 10-D/A. Please see Item 10, Exhibit 99.1 for the related information.

No other changes have been made to the Form 10-D filed February 11, 2020 other than the change described above. This Form 10-D/A does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way other disclosures made in the original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 27, 2020, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2013-6.

The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2013-6 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 27, 2019 to January 27, 2020.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2013-6. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on February 12, 2019. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Depositor has been notified by Wells Fargo Bank, N.A . (“Wells Fargo”) of an update to material pending legal proceedings to which Wells Fargo is subject in connection with its role as trustee of certain RMBS transactions.

This registrant is not a party to, nor is this Sequoia transaction subject to, the pending legal proceedings.

Disclosure from Wells Fargo, N.A.:

Beginning on June 18, 2014, a group of institutional investors filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. In November 2018, Wells Fargo Bank reached an agreement, in which it denied any wrongdoing, to resolve such claims on a classwide basis for the 271 RMBS trusts at issue. On May 6, 2019, the court entered an order approving the settlement agreement. Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning several RMBS trusts in New York federal and state court are not covered by the agreement. With respect to such litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-6, relating to the January 27, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-6, relating to the January 27, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.
(Depositor)

/s/ Matthew Tomiak
Matthew Tomiak, Vice President

Date: April 28, 2020